Deposits (Schedule of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deposits [Abstract]
Demand, non-interest bearing	$ 77,697	$ 74,611
Interest-bearing demand and money market	95,675	89,867
Savings	67,430	60,761
Time deposits, $100,000 or more	27,705	30,995
Other time deposits	112,377	123,411
Total deposits	$ 380,884	$ 379,645